Subsequent Events (Details) - USD ($)		1 Months Ended				3 Months Ended						12 Months Ended
	Sep. 14, 2016	Sep. 30, 2016	Jun. 30, 2016	May 31, 2016	Oct. 31, 2014	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2017	Jun. 23, 2016	Jun. 10, 2009
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.01					$ 0.01	$ 0.01				$ 0.01
Proceeds from Divestiture of Businesses					$ 320,000,000
Cash dividends declared per common share								$ 0.38	$ 0.34	$ 0.34	$ 0.30		$ 1.36	$ 3.08	$ 0.64
Payments of Ordinary Dividends, Common Stock								$ 35,599,000	$ 32,498,000	$ 32,476,000	$ 28,638,000		$ 129,211,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividends declared per common share							$ 0.38					$ 1.52
Payments of Ordinary Dividends, Common Stock							$ 35,600,000					$ 152,700,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share												$ 0.01
Term Loan [Member] | Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																	$ 500,000,000
Western Refining, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash payments to acquire business, per unit																$ 37.30
Western Refining, Inc. [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of shares to acquire business, per unit																$ 0.4350
St. Paul Park Logistics Assets [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses						$ 195,000,000
Common Units [Member] | Western Refining Logistics, LP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	7,500,000	1,125,000	562,500	3,750,000
Common Units [Member] | Western Refining Logistics, LP [Member] | St. Paul Park Logistics Assets [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 628,224